Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share(1)
Amount Registered | shares	495,000
Proposed Maximum Offering Price per Unit | $ / shares	0.6652
Maximum Aggregate Offering Price	$ 329,274
Fee Rate	0.01381%
Amount of Registration Fee	$ 45.48
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933 (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Intelligent Bio Solutions Inc. 2019 Stock Incentive Plan, by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s common stock.Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of calculating the registration fee, based on the average of the $0.6852 (high) and $0.6452 (low) sales prices of the Registrant’s common stock as reported on The Nasdaq Capital Market on December 1, 2025, which date is within five business days prior to the date of filing of this Registration Statement.